EQUITY (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Amount of options	2,796,081
Granted, Amount of options	673,408
Exercised, Amount of options	(1,080,470)
Expired and forfeited, Amount of options	(213,531)
Outstanding, Amount of options	2,175,488	2,796,081
Exercisable, Amount of options	1,002,286
Outstanding, Weighted average exercise price	$ 3.49
Granted, Weighted average exercise price	9.38
Exercised, Weighted average exercise price	1.59
Expired and forfeited, Weighted average exercise price	4.39
Outstanding , Weighted average exercise price	5.36	$ 3.49
Exercisable, Weighted average exercise price	$ 3.01
Outstanding, Weighted average remaining contractual life (in years)	3 years 5 months 26 days	3 years 25 days
Exercisable, Weighted average remaining contractual life (in years)	2 years 6 months 7 days
Outstanding, Aggregate intrinsic value	$ 10,957
Outstanding, Aggregate intrinsic value	9,274	$ 10,957
Exercisable, Aggregate intrinsic value	$ 6,554